Average Annual Total Returns{- Strategic Advisers® International Fund} - 02.28 Strategic Advisers International Fund PRO-10 - Strategic Advisers® International Fund	Strategic Advisers International Fund-Default Return Before Taxes Past 1 year	Strategic Advisers International Fund-Default Return Before Taxes Past 5 years	Strategic Advisers International Fund-Default Return Before Taxes Past 10 years	Strategic Advisers International Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers International Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers International Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers International Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers International Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers International Fund-Default After Taxes on Distributions and Sales Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	10.84%	11.09%	9.07%	8.33%	9.91%	8.22%	7.65%	8.69%	7.33%	11.48%	9.78%	8.22%